Common Shares: (Details Narrative) $ / shares in Units, $ in Millions	Jun. 30, 2024 USD ($) $ / shares shares
Common Shares
[custom:June2024PrivatePlacementGrossProceeds-0]	$ 15.0
[custom:June2024PrivatePlacementSharesIssued-0] | shares	4,285,715
[custom:June2024PrivatePlacementPricePerShare-0] | $ / shares	$ 3.50
[custom:June2024PrivatePlacementCosts-0]	$ 0.8
[custom:June2024PrivatePlacementNetProceeds-0]	$ 14.2